Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Impairment losses
Remaining performance obligation	3,154		$ 4,794
Remaining performance obligation within one year	3,039
Remaining performance obligation beyond one year	$ 115